CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2022

Shares		Market value
	Real Estate Securities*- 142.2%

	Common Stock - 133.3%

	Australia - 5.5%

830,420	Charter Hall Group	$6,129,388
1,525,133	Dexus	7,570,115
665,063	Goodman Group	6,747,567
5,194,461	Scentre Group	8,483,043
9,164,620	Vicinity Centres	10,223,307

		39,153,420

	Belgium - 3.5%

141,614	Aedifica SA	10,939,060
93,958	Cofinimmo SA	7,805,518
147,379	Shurgard Self Storage SA	6,006,217

		24,750,795

	Canada - 5.2%

176,498	Canadian Apartment Properties REIT	5,407,784
728,500	Chartwell Retirement Residences	4,925,414
939,900	H&R Real Estate Investment Trust	7,113,977
850,000	RioCan Real Estate Investment Trust	11,518,504
919,396	Tricon Residential, Inc.	7,952,775

		36,918,454

	France - 2.8%

674,037	Klepierre SA	11,819,766
196,040	Unibail-Rodamco-Westfield (a)	8,236,111

		20,055,877

	Germany - 2.6%

157,643	Grand City Properties SA	1,572,152
213,267	LEG Immobilien SE	12,819,796
191,704	Vonovia SE	4,171,112

		18,563,060

	Hong Kong - 6.5%

3,762,070	Link REIT	26,310,863
3,630,000	New World Development Co. Ltd.	10,312,106
4,382,000	Swire Properties Ltd.	9,433,980

		46,056,949

	Japan - 13.0%

3,139	Activia Properties, Inc.	9,173,353
7,321	AEON REIT Investment Corp.	7,890,262
24,096	Japan Metropolitan Fund Investment Corp.	18,112,162
1,720	Kenedix Office Investment Corp.	8,092,300
10,619	LaSalle Logiport REIT	11,877,551
533,700	Mitsui Fudosan Co., Ltd.	10,156,321
10,122	Orix JREIT, Inc.	12,937,027
2,685,592	Tokyu Fudosan Holdings Corp.	13,934,019

		92,172,995

	Mexico - 1.8%
5,011,288	Prologis Property Mexico SA de CV	12,705,481

Shares		Market value
	Singapore - 3.8%

11,760,444	CapitaLand China Trust	$8,523,843
9,348,612	CapitaLand Integrated Commercial Trust	12,509,119
8,338,000	Keppel REIT	5,752,749

		26,785,711

	Spain - 1.3%
1,142,990	Merlin Properties Socimi SA	8,851,490

	Sweden - 1.0%

594,254	Castellum AB	6,701,590
18,026	Catena AB	537,653

		7,239,243

	United Kingdom - 2.5%

1,313,897	Land Securities Group PLC	7,653,228
299,624	Safestore Holdings PLC	2,807,867
2,668,000	Supermarket Income REIT PLC	3,186,756
2,696,061	Tritax Big Box REIT PLC	4,087,039

		17,734,890

	United States - 83.8%

160,730	Alexandria Real Estate Equities, Inc.	22,532,739
372,093	Apartment Income REIT Corp.	14,370,232
138,979	AvalonBay Communities, Inc.	25,598,542
74,659	Camden Property Trust	8,918,018
213,685	Crown Castle International Corp.	30,888,167
787,830	CubeSmart	31,560,470
85,400	Digital Realty Trust, Inc.	8,469,972
126,080	Equinix, Inc.	71,719,347
76,610	Essex Property Trust, Inc.	18,557,240
666,620	Healthcare Realty Trust, Inc., Class A	13,899,027
454,631	Hudson Pacific Properties, Inc.	4,978,209
418,300	Independence Realty Trust, Inc.	6,998,159
1,039,635	Invitation Homes, Inc.	35,108,474
182,900	Life Storage, Inc.	20,258,004
175,000	National Storage Affiliates Trust	7,276,500
626,000	Park Hotels & Resorts, Inc.	7,048,760
515,041	Pebblebrook Hotel Trust	7,473,245
696,892	Piedmont Office Realty Trust, Inc., Class A	7,359,179
718,154	Prologis, Inc.	72,964,446
240,000	Realty Income Corp.	13,968,000
581,300	Retail Opportunity Investments Corp.	7,998,688
505,000	Rexford Industrial Realty, Inc.	26,260,000
300,668	Simon Property Group, Inc.	26,984,953
585,007	Spirit Realty Capital, Inc.	21,153,853
546,776	STAG Industrial, Inc.	15,544,842
229,908	Sun Communities, Inc.	31,113,450
1,408,200	Sunstone Hotel Investors, Inc.	13,265,244
330,904	Welltower, Inc.	21,283,745

		593,551,505

	Total Common Stock
	(cost $1,214,702,853)	944,539,870

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2022.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

September 30, 2022

Shares		Market value
	United States (continued)

	Preferred Stock - 8.9%

	United States - 8.9%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$5,271,256
301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,338,155
282,200	Federal Realty Investment Trust, Series C, 5.000%	5,906,446
405,900	National Storage Affiliates Trust, Series A, 6.000%	9,100,278
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	7,941,431
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	10,264,533
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	4,901,737
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,335,335
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	5,035,331
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,366,250

	Total Preferred Stock
	(cost $74,725,994)	63,460,752

	Total Investments - 142.2%
	(cost $1,289,428,847)	1,008,000,622

	Liabilities in Excess of Other Assets - (42.2)%	(299,344,207)

	Net Assets - 100.0%	$708,656,415

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2022.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2022

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2022.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$39,153,420	$–	$–	$39,153,420
Belgium	24,750,795	–	–	24,750,795
Canada	36,918,454	–	–	36,918,454
France	20,055,877	–	–	20,055,877
Germany	18,563,060	–	–	18,563,060
Hong Kong	46,056,949	–	–	46,056,949
Japan	92,172,995	–	–	92,172,995
Mexico	12,705,481	–	–	12,705,481
Singapore	26,785,711	–	–	26,785,711
Spain	8,851,490	–	–	8,851,490
Sweden	7,239,243	–	–	7,239,243
United Kingdom	17,734,890	–	–	17,734,890
United States	593,551,505	–	–	593,551,505

Total Common Stock	944,539,870	–	–	944,539,870

Preferred Stock
United States	63,460,752	–	–	63,460,752

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,008,000,622	$–	$–	$1,008,000,622

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2022.